Schedule of Stock Options Granted (Details) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor		Successor	Predecessor
Expected term (years)					6 years
Expected dividends					0.00%
Minimum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant					$ 15.26
Risk free interest rate					3.53%
Expected volatility					120.00%
Maximum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant					$ 78.05
Risk free interest rate					4.27%
Expected volatility					123.00%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor		Predecessor	Predecessor			Predecessor
Fair value of common stock on date of grant										$ 3.25
Expected dividends						0.00%	0.00%			0.00%
Predecessor [Member] | Minimum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant						$ 2.27	$ 2.27
Risk free interest rate						1.68%	1.68%			0.66%
Expected term (years)						3 years 6 months 10 days	3 years 6 months 10 days			5 years
Expected volatility						111.00%	111.00%			118.00%
Predecessor [Member] | Maximum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant						$ 3.00	$ 3.00
Risk free interest rate						3.01%	3.01%	1.26%
Expected term (years)						6 years	6 years	6 years
Expected volatility						119.00%	119.00%			125.00%